Other Long Term Liabilities (Details) - Schedule of government grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Government Grants [Abstract]
Balance at beginning	$ 961	$ 536
Initial consolidation of subsidiaries		738
Grants received during the year	77	202
Liability revaluation	251	(515)
Balance at ending	$ 1,289	$ 961